Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 25,888,436	$ 21,474,151
Cost and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)	23,625,317	19,558,807
Compensation and employee benefits	4,963,306	3,712,325
General and administrative	3,560,615	2,618,126
Sales and marketing	557,471	91,657
Depreciation and amortization	243,334	302,100
Total cost and expenses	32,950,043	26,283,015
Operating loss	(7,061,607)	(4,808,864)
Other expenses
Interest expense, net	(907,013)	(1,136,096)
Gain from extinguishment of debt		115,725
Loss on initial issuance of private warrants		(2,829,065)
Change in fair value of warrant liabilities	(128,051)	497,759
Loss before provision for income taxes	(8,096,671)	(8,160,541)
Income tax expense	90,511	40,264
Net loss	$ (8,187,182)	$ (8,200,805)
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (2.10)	$ (10.53)
Weighted average number of ordinary shares	3,905,629	778,442
Other comprehensive gain (loss) net of tax
Foreign currency translation	$ 88,881	$ (50,540)
Comprehensive loss	$ (8,098,301)	$ (8,251,345)